CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,928,334)	$ (10,426,357)
Items not affecting cash:
Share of net loss (income) of Silverback	588,830	(155,453)
Mark-to-market loss (gain) on derivative royalty asset	(532,373)	235,223
Depletion	1,807,592	2,347,535
Interest and accretion expense	1,287,499	818,371
Finance charges	137,943	181,970
Gain on extension of loan payable	(346,251)	0
Royalty interest impairment	3,660,365	0
Share-based payments	2,880,570	5,324,268
Deferred income tax recovery	(11,145)	(111,817)
Fair value adjustment on marketable securities	17,083	9,305
Unrealized foreign exchange effect	(136,840)	49,150
Total items not affecting cash before changes in non-cash working capital items	(1,575,061)	(1,727,805)
Payments received from derivative royalty asset	2,365,391	2,640,805
Changes in non-cash working capital items:
Accounts receivable	(186,141)	34,977
Prepaid expenses and other	(587,510)	34,183
Trade and other payables	(51,717)	(683,193)
Net cash provided by (used in) operating activities	(35,038)	298,967
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of royalty and stream interests	(1,466,208)	(36,506,829)
Dividends received from Silverback	156,643	483,846
Net cash used in investing activities	(1,309,565)	(36,022,983)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	349,769	281,712
Proceeds from ATM, net of share issue costs	4,075,520	26,660,317
Proceeds from convertible loan facility	0	6,383,148
Interest paid	(494,197)	(376,428)
Finance charges paid	(137,943)	(181,970)
Net cash provided by financing activities	3,793,149	32,766,779
Effect of exchange rate changes on cash and cash equivalents	(237,460)	1,579
Changes in cash and cash equivalents during period	2,211,086	(2,955,658)
Cash and cash equivalents, beginning of period	2,344,246	5,299,904
Cash and cash equivalents, end of period	$ 4,555,332	$ 2,344,246